Lease liabilities	6 Months Ended
Jun. 30, 2024
Leases liabilities
Lease liabilities

13.    Lease liabilities

As part of the original property lease agreement in Mannheim, additional office space has been made available to the Group and occupation was taken on January 1, 2024. This has resulted in an addition to the right-of-use asset of €0.8 million, and a corresponding increase to the lease liabilities.

The lease term for the property leased in Mannheim has been reassessed considering current events following the restructure relating to exploring financing options and discussions held with the landlord and potential sub lessees. As a result, the Group had concluded that it is highly likely that the Group will opt to exercise the early termination option of the lease and therefore terminate the lease after 5 years, reduced from the original 10 years. Together with the reduction in lease term the discount rate used has also been reviewed and reduced from 9.56% to 8.06% for 2024. The lease liability and right-of-use asset has been adjusted to take these changes into account.